Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net revenue:
Dialysis Care Revenue	$ 2,544,059	$ 2,285,316
Valuation Allowances and Reserves, Adjustments	66,859	52,537
Net Dialysis care revenue	2,477,200	2,232,779
Dialysis Products Revenue	771,555	751,072
Net revenue	3,248,755	2,983,851
Costs of revenue:
Dialysis Care Cost of Revenue	1,831,126	1,675,951
Dialysis Products Cost of Revenue	348,120	360,013
Cost of revenues	2,179,246	2,035,964
Gross profit	1,069,509	947,887
Operating expenses:
Selling, general and administrative	552,832	484,236
Research and development	28,522	26,149
Income from equity method investees	(5,497)	(7,582)
Gain on the sale of dialysis clinics	9,314
Operating income	502,966	445,084
Other (income) expense:
Interest income	(20,306)	(10,421)
Interest expense	119,186	81,986
Investment gain	126,685	0
Income before income taxes	530,771	373,519
Income tax expense	137,077	124,404
Net Income	393,694	249,115
Less: Net income attributable to noncontrolling interests	23,196	28,414
Net Income attributable to the Company	$ 370,498	$ 220,701
Basic income per Ordinary share	$ 1.22	$ 0.73
Fully diluted income per Ordinary share	$ 1.21	$ 0.73